Consolidated Balance Sheet - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016
Assets [Abstract]
Cash and central bank balances	€ 225,655		€ 181,364
Interbank balances (w/o central banks)	9,265		11,606
Central bank funds sold and securities purchased under resale agreements	9,971		16,287
Securities borrowed	16,732		20,081
Financial assets at fair value through profit or loss [Abstract]
Trading assets	184,661		171,044
Positive market values from derivative financial instruments	361,032		485,150
Financial assets designated at fair value through profit or loss	91,276		87,587
Total financial assets at fair value through profit or loss	636,970		743,781
Financial assets available for sale	49,397		56,228
Equity method investments	866		1,027
Loans	401,699		408,909	[1]
Securities held to maturity	3,170		3,206
Property and equipment	2,663		2,804
Goodwill and other intangible assets	8,839		8,982
Other assets	101,491		126,045
Assets for current tax	1,215		1,559
Deferred tax assets	6,799		8,666
Total assets	1,474,732		1,590,546
Liabilities and equity [Abstract]
Deposits	580,812		550,204
Central bank funds purchased and securities sold under repurchase agreements	18,105		25,740
Securities loaned	6,688		3,598
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	71,462		57,029
Negative market values from derivative financial instruments	342,726		463,858
Financial liabilities designated at fair value through profit or loss	63,874		60,492
Investment contract liabilities	574		592
Total financial liabilities at fair value through profit or loss	478,636		581,971
Other short-term borrowings	18,411		17,295
Other liabilities	132,208		155,440
Provisions	5,219		10,973
Liabilities for current tax	1,001		1,329
Deferred tax liabilities	346		486
Long-term debt	159,715		172,316
Trust preferred securities	5,491	[2]	6,373
Obligation to purchase common shares	0		0
Total liabilities	1,406,633		1,525,727
Common shares	5,291		3,531
Additional paid-in capital	39,918		33,765
Retained earnings	17,454		18,987
Common shares in treasury, at cost	(9)		0
Equity classified as obligation to purchase common shares	0		0
Accumulated other comprehensive income (loss), net of tax	520		3,550
Total shareholders equity	63,174		59,833
Additional equity components	4,675		4,669
Noncontrolling interests	250		316
Total equity	68,099		64,819
Total liabilities and equity	€ 1,474,732		€ 1,590,546

[1]	Prior to 2010, the Group reclassified certain financial assets, originally classified as Trading assets and Financial assets available for sale. The carrying value and fair value of Trading assets previously reclassified into loans are 441 million (2016: 514 million) and 342 million (2016: 414 million) and Financial assets available for sale previously reclassified into loans are 22 million (2016: 105 million) and 22 million (2016: 105 million) respectively
[2]	Perpetual instruments, redeemable at specific future dates at the Groups option